PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 104,129	$ 94,414
Accumulated depreciation	74,259	66,854
Depreciated cost	29,870	27,560
Depreciation expenses	7,661	8,389	$ 10,338
Changes of property and equipment	1,508	(1,221)
Computers, manufacturing, peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	100,027	90,397
Accumulated depreciation	70,956	63,656
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,954	2,938
Accumulated depreciation	2,502	2,435
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,148	1,079
Accumulated depreciation	$ 801	$ 763